Note 5 - Revenues - Contract Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Year ended December 31, 2025	$ 582	$ 567
Year ended December 31, 2025	3,500
Year ended December 31, 2025	1,737	1,921
Year ended December 31, 2025	(1,778)	(1,906)
Year ended December 31, 2025	541	582
Year ended December 31, 2025	3,500	3,500
Deferred Membership Dues [Member]
Year ended December 31, 2025	3,524	3,443
Year ended December 31, 2025	(7,238)	(7,511)
Year ended December 31, 2025	(7,233)	(7,430)
Year ended December 31, 2025	3,529	3,524
Year ended December 31, 2024	7,238	7,511
Customer Advance Deposits [Member]
Year ended December 31, 2025	1,565	1,223
Year ended December 31, 2025	(2,130)	(3,016)
Year ended December 31, 2025	(2,007)	(2,674)
Year ended December 31, 2025	1,688	1,565
Year ended December 31, 2024	$ 2,130	$ 3,016